UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - Cik 0001821171_qell Acquisition Corp Member - USD ($)	Class A ordinary shares Ordinary shares	Class B ordinary shares Ordinary shares	Class B ordinary shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the end at Dec. 31, 2020	$ 774	$ 949		$ 39,994,824	$ (34,996,542)	$ 5,000,005
Balance at the end (in shares) at Dec. 31, 2020	7,737,284	9,487,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary Shares subject to possible redemption	$ (236)			(23,591,214)		(23,591,450)
Class A ordinary Shares subject to possible redemption (in shares)	(2,359,145)
Net income (loss)	$ 0	$ 0		0	23,591,447	23,591,447
Balance at the end at Mar. 31, 2021	$ 538	$ 949		16,403,610	(11,405,095)	5,000,002
Balance at the end (in shares) at Mar. 31, 2021	5,378,139	9,487,500
Balance at the beginning at Dec. 31, 2020	$ 774	$ 949		39,994,824	(34,996,542)	5,000,005
Balance at the beginning (in shares) at Dec. 31, 2020	7,737,284	9,487,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to Sponsor						25,000
Net income (loss)			$ 23,189,704			23,189,704
Balance at the end at Jun. 30, 2021	$ 542	$ 949		16,805,356	(11,806,838)	5,000,009
Balance at the end (in shares) at Jun. 30, 2021	5,418,314	9,487,500
Balance at the beginning at Mar. 31, 2021	$ 538	$ 949		16,403,610	(11,405,095)	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021	5,378,139	9,487,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary Shares subject to possible redemption	$ 4			401,746		401,750
Class A ordinary Shares subject to possible redemption (in shares)	40,175
Net income (loss)	$ 0	$ 0	$ (401,743)	0	(401,743)	(401,743)
Balance at the end at Jun. 30, 2021	$ 542	$ 949		$ 16,805,356	$ (11,806,838)	$ 5,000,009
Balance at the end (in shares) at Jun. 30, 2021	5,418,314	9,487,500